PROPERTY AND EQUIPMENT (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5. PROPERTY AND EQUIPMENT
The following table presents major classifications of property and equipment and the related useful lives (in thousands, except useful lives):

	Useful Lives	March 31, 2021	December 31, 2020
Computers and office equipment	3	$2,010	$1,684
Furniture and fixtures	5	$905	$305
Leasehold improvements	7	$692	$320
Software development costs	3	$20,774	$18,913
Total		$24,381	$21,222
Less: Accumulated depreciation and amortization		$(7,853)	$(6,206)
Property and equipment, net		$16,528	$15,016
Depreciation and amortization expense for property and equipment for the period ended March 31, 2021 and 2020 was $0.1 million and $0.1 million, respectively, included in our consolidated statements of operations.
As of March 31, 2021 and December 31, 2020, the unamortized balance of capitalized software development costs was $14.7 million and $14.0 million, respectively. Amortization of capitalized software development costs for the quarters ended March 31, 2021 and 2020 was $1.0 million and $0.7 million, respectively, included in depreciation and amortization of our consolidated statements of operations.

NOTE 5. PROPERTY AND EQUIPMENT
The following table presents major classifications of property and equipment and the related useful lives (in thousands, except useful lives):

		December 31,
	Useful Lives	2020	2019
Computers and office equipment	3 years	$1,684	$1,750
Furniture and fixtures	5 years	305	901
Leasehold improvements	7 years	320	503
Software development costs	3 years	18,913	8,798
Total		21,222	11,952
Less: Accumulated depreciation and amortization		(6,206)	(3,224)
Property and equipment, net		$15,016	$8,728
  Depreciation and amortization expense for property and equipment for the years ended December 31, 2020 and 2019 was $3.7 million and $1.3 million, respectively, included in our consolidated statements of operations.

As of December 31, 2020 and 2019, the unamortized balance of capitalized software development costs was $14.0 million and $7.1 million, respectively. Amortization of capitalized software development costs for the years ended December 31, 2020 and 2019 was $3.0 million and $1.2 million, respectively, included in depreciation and amortization of our consolidated statements of operations.